Retirement Plans and Other Retiree Benefits - Retirement Plans and Other Retiree Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in plan assets
Plan assets at beginning of period	$ 278,384
Plan assets at fair value at end of period	322,176	278,384
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	(12,320)	(5,178)	(4,328)
Prior service credits, net of tax	107	110	109
Defined pension benefit plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	473,975	436,102
Service cost	3,318	3,211	3,102
Interest cost	18,244	19,061	20,058
Employee contributions	0	0
Benefits paid	(21,294)	(21,668)
Plan amendments	0	0
Actuarial (gain) loss	(46,334)	37,269
Benefit obligation at end of period	427,909	473,975	436,102
Change in plan assets
Plan assets at beginning of period	278,384	236,793
Employer contributions	31,989	30,110
Employee contributions	0	0
Actual return on plan assets	33,097	33,149
Benefits paid	(21,294)	(21,668)
Plan assets at fair value at end of period	322,176	278,384	236,793
Accrued benefit costs and funded status of the plans	(105,733)	(195,591)
Accumulated benefit obligation	418,710	462,995
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	4.83%	3.98%
Salary rate	3.25%	3.25%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	3.98%	4.51%
Expected rate of return on plan assets	7.80%	8.00%
Rate of compensation increase	3.25%	3.25%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	12,094	4,729
Prior service credits, net of tax	(107)	(110)
Total	11,987	4,619
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial loss, net of tax	62,234	110,389
Prior service credits, net of tax	(500)	(607)
Total	61,734	109,782
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss	(10,319)	(19,423)
Prior service credits	172	172
Total	(10,147)	(19,251)
Other postretirement benefit plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	107,704	110,737
Service cost	293	354	452
Interest cost	4,295	4,959	5,069
Employee contributions	443	365
Benefits paid	(3,853)	(3,873)
Plan amendments	797	0
Actuarial (gain) loss	(14,364)	(4,838)
Benefit obligation at end of period	95,315	107,704	110,737
Change in plan assets
Plan assets at beginning of period	0	0
Employer contributions	3,410	3,508
Employee contributions	443	365
Actual return on plan assets	0	0
Benefits paid	(3,853)	(3,873)
Plan assets at fair value at end of period	0	0	0
Accrued benefit costs and funded status of the plans	(95,315)	(107,704)
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	4.90%	4.04%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.04%	4.57%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	226	449
Total	226	449
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial loss, net of tax	923	10,160
Total	923	10,160
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss		(362)
Total		$ (362)